Unearned Revenue/Accrued Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Unearned Revenue
Cash received in advance of service provided – Current liability	$ 3,898	$ 6,682
Deferred revenue resulting from varying charter rates – Current liability	2,640	4,171
Deferred revenue resulting from varying charter rates – Non-Current liability	2,624	3,248
Total Unearned Revenue	9,162	14,101
Accrued Revenue
Resulting from varying charter rates – Current asset	903	477
Resulting from varying charter rates – Non-Current asset	0	87
Total Accrued Revenue	$ 903	$ 564